Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 7,140	$ 4,460
Rebate receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	1,117	871
Federal excise tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	5,414	3,079
Insurance settlement in process
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	0	298
Income Tax Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	460	0
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 149	$ 212